Long-Term Debt (Schedule of Debt Maturities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule Of Long Term Debt Maturities [Line Items]
2014	$ 484,413
2015	256,422
2016	2,384,739
2017	247,074
2018	175,084
Thereafter	17,258,873
Total	$ 20,806,605